Related party transactions - Directors remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	$ 14	$ 14	$ 12
Annual incentive plan	8	8	4
Non-Executive Directors' fees	2	2	2
Post-employment benefits	2	2	2
Directors
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	3	4	4
Annual incentive plan	2	3	1
Non-Executive Directors' fees	2	2	2
Shares vesting	2	4	18
Directors remuneration	$ 9	$ 13	$ 25